Income Taxes - Schedule of Deferred Taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Taxes [Line Items]
Temporary differences	R$ 13,504	R$ 33,178	R$ 19,282
Adjustment to fair value of financial assets recorded in other comprehensive income	8,874	7,626	2,887
Tax loss and negative basis of social contribution	70,047	54,835	3,060
Total deferred tax assets	92,425	95,639	25,229
Deferred tax obligations on fair value of financial assets and other	176,096	148,099	70,228
Total deferred tax liabilities	176,096	148,099	70,228
Total net deferred tax assets (liabilities)	R$ (83,671)	(52,460)	(44,999)
Constitution [Member]
Schedule of Deferred Taxes [Line Items]
Temporary differences		10,272	32,126
Adjustment to fair value of financial assets recorded in other comprehensive income		13,750	9,654
Tax loss and negative basis of social contribution		52,153	67,205
Total deferred tax assets		76,175	108,985
Deferred tax obligations on fair value of financial assets and other		87,706	102,225
Total deferred tax liabilities		87,706	102,225
Total net deferred tax assets (liabilities)		(11,531)	6,760
Realization / (Write-off) [Member]
Schedule of Deferred Taxes [Line Items]
Temporary differences		(29,946)	(18,230)
Adjustment to fair value of financial assets recorded in other comprehensive income		(12,502)	(4,915)
Tax loss and negative basis of social contribution		(36,941)	(15,430)
Total deferred tax assets		(79,389)	(38,575)
Deferred tax obligations on fair value of financial assets and other		(59,709)	(24,354)
Total deferred tax liabilities		(59,709)	(24,354)
Total net deferred tax assets (liabilities)		R$ (19,680)	R$ (14,221)